Prepayments and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2020
Prepayments and other current assets [Abstract]
Schedule of Prepayments and Other Current Assets

	December 31,	June 30,
	2019	2020
	RMB	RMB
Prepayments to vendors and content providers	184,744	193,074
Input value-added tax to be deducted	2,059	75,297
Interests receivable	168,739	56,010
Receivables from exercise of vested share options	9,475	20,015
Prepayments to third-party payment platform	7,912	14,613
Loan to a third party	10,000	10,000
Others	17,686	40,052
Less: expected credit loss provision	—	(572)

Total	400,615	408,489

Summary of expected credit loss provision related to other receivables
The following table presents the activity in the expected credit loss provision related to other receivables for the six months ended June 30, 2020:

For the six months ended June 30,
2020
RMB
Balance as at December 31, 2019	—
Adoption of ASC Topic 326	308

Balance as at January 1, 2020	308
Current period provision	355
Current period reversal	(91)

Balance as at June 30, 2020	572